Average Annual Total Returns - Class K - BlackRock Lifepath Dynamic 2050 Fund	Apr. 30, 2021
LifePath Dynamic 2050 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.09%
5 Years	11.98%
10 Years	9.53%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
5 Years	15.60%
10 Years	14.01%
Class K Shares
Average Annual Return:
1 Year	15.07%
5 Years	12.32%
10 Years	9.64%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	14.13%
5 Years	10.31%
10 Years	7.61%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.17%
5 Years	9.12%
10 Years	7.14%